                                 THE KENT FUNDS
                                 (THE "TRUST")

                         SUPPLEMENT DATED MAY 30, 1997
             TO THE MONEY MARKET FUNDS PROSPECTUS DATED MAY 1, 1997

The following information replaces the current information contained in the Trust's Money Market Funds Prospectus.

The following paragraph replaces the second paragraph under the section titled "What Funds are Offered?--Government Money Market Fund":

- PRINCIPAL INVESTMENTS: The Fund will invest exclusively in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements with respect to such securities and shares of registered money market investment companies that invest in such securities.

The following paragraph replaces the first paragraph under the section titled "What Instruments Do the Funds Invest In?":

- The Funds may also invest in the securities and use the investment techniques described below, except that the Government Money Market Fund will purchase only U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements with respect to such securities and shares of registered money market investment companies that invest in such securities. Each of these securities and techniques is described in more detail under "Investment Policies" in the SAI.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

KKF-0406

                                 THE KENT FUNDS
                                 (THE "TRUST")

                         SUPPLEMENT DATED MAY 30, 1997
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997

The following information replaces the current information contained in the Trust's Statement of Additional Information ("SAI").

The following paragraph replaces the first paragraph under the section titled "Investment Policies":

- The following information supplements the description of each Fund's investment objective and policies as forth in its respective prospectus. The investment policies discussed below are applicable to all Funds unless otherwise noted, except that The Kent Government Money Market Fund will purchase only U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements with respect to such securities and shares of registered money market investment companies that invest in such securities.


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                  WITH THE STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE